SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS

31.    SUBSEQUENT EVENTS

In March 2012, the Company entered into a purchase agreement to control 52% equity interest in Chang'an for a total capital injection of approximately RMB248 million (U$39.4 million). The closing of such purchase is subject to satisfactory due diligence by the Company and relevant government approval.